Income Tax Expense - Summary of Reconciliation of Effective Income Tax Expense (Detail) - TRY (₺) ₺ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit from continuing operations before income tax expense		₺ 5,886,681	₺ 3,251,221	[1]	₺ 7,317,237	[1]
Profit before income tax expense		5,886,681	3,251,221		7,317,237
Tax at the Turkiye's tax rate		(1,471,670)	(747,781)		(1,829,309)
Difference in overseas tax rates		101,983	146,513		(10,798)
Effect of exemptions		1,973,510	1,242,440		595,597
Effect of permanent differences		(629,884)	(438,771)		(1,327,320)
Change in unrecognized deferred tax assets		308,452	(333,765)		(17,970)
Adjustments for current tax of prior years		83,383	15,957		(13,845)
Effect of increase in corporate tax rate in Turkiye		(1,066,740)	388,104		709,471
Tax effect of investment in associate and joint venture		(410,523)	(78,213)		(28,729)
Tax effect of Law No. 7440		(282,582)
Inflation adjustment		6,066,324	2,593,980		1,016,811
Other		3,638	(3,199)		5,753
Total income tax income/ (expense)		₺ 4,675,891	₺ 2,785,265	[1]	₺ (900,339)	[1]
Corporate tax rate	20.00%	25.00%	23.00%		25.00%		20.00%

[1]	Please refer to Note 2 (b) Restatement of financial statements during the hyperinflationary periods and Note 41 Discontinued operations